Income Taxes (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized tax benefit
Balance at January 1	$ 1,842	$ 2,027	$ 1,490
Additions for tax positions of the current year	271	183	479
Additions for tax positions of the prior years	0	0	281
Settlement with the taxing authority	0	0	(107)
Lapse of statute of limitations	(240)	(368)	(116)
Balance at December 31	$ 1,873	$ 1,842	$ 2,027